The Universal Institutional Funds, Inc. Prospectus Supplement

January 9, 2006

The Universal Institutional Funds, Inc.

Supplement dated January 9, 2006 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005 of:

U.S. Mid Cap Value Portfolio (Class I)

The first and second paragraphs of the section of the Prospectus titled “Fund Management—Portfolio Management” are hereby replaced by the following:

The Portfolio is managed within the Adviser’s Equity Income team. The team consists of portfolio managers and analysts. Current members of the team primarily responsible for the day-to-day management of the Portfolio include James A. Gilligan, a Managing Director of the Adviser, Thomas B. Bastian, Thomas R. Copper and James O. Roeder, Executive Directors of the Adviser, and Sergio Marcheli and Vincent E. Vizachero, Vice Presidents of the Adviser.

Mr. Gilligan has been associated with the Adviser in an investment management capacity since 1985 and began managing the Portfolio in September 2003. Mr. Bastian has been associated with the Adviser in an investment management capacity since March 2003 and began managing the Portfolio in September 2003. Prior to March 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management. Mr. Copper has been associated with the Adviser in an investment management capacity since 1986 and began managing the Portfolio in December 2005. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in September 2003. Mr. Marcheli was associated with the Adviser in a research capacity from 1995 to 2002. Since 2002, Mr. Marcheli has been associated with the Adviser in an investment management capacity and began managing the Portfolio in September 2003. Mr. Vizachero has been associated with the Adviser in an investment management capacity since July 2001 and began managing the Portfolio in September 2003. Prior to July 2001, Mr. Vizachero was an analyst at Fidelity Investments.

Mr. Gilligan is the lead manager of the Portfolio. Each member is responsible for specific sectors, except Mr. Marcheli who aids in providing research in all sectors as needed and also manages the cash position in the Portfolio. Mr. Gilligan is responsible for the execution of the overall strategy of the Portfolio.

Please retain this supplement for future reference.

LIT SPT UMCVX 01/06

The Universal Institutional Funds, Inc. Prospectus Supplement

January 9, 2006

The Universal Institutional Funds, Inc.

Supplement dated January 9, 2006 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005 of:

U.S. Mid Cap Value Portfolio (Class II)

The first and second paragraphs of the section of the Prospectus titled “Fund Management—Portfolio Management” are hereby replaced by the following:

The Portfolio is managed within the Adviser’s Equity Income team. The team consists of portfolio managers and analysts. Current members of the team primarily responsible for the day-to-day management of the Portfolio include James A. Gilligan, a Managing Director of the Adviser, Thomas B. Bastian, Thomas R. Copper and James O. Roeder, Executive Directors of the Adviser, and Sergio Marcheli and Vincent E. Vizachero, Vice Presidents of the Adviser.

Mr. Gilligan has been associated with the Adviser in an investment management capacity since 1985 and began managing the Portfolio in September 2003. Mr. Bastian has been associated with the Adviser in an investment management capacity since March 2003 and began managing the Portfolio in September 2003. Prior to March 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management. Mr. Copper has been associated with the Adviser in an investment management capacity since 1986 and began managing the Portfolio in December 2005. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in September 2003. Mr. Marcheli was associated with the Adviser in a research capacity from 1995 to 2002. Since 2002, Mr. Marcheli has been associated with the Adviser in an investment management capacity and began managing the Portfolio in September 2003. Mr. Vizachero has been associated with the Adviser in an investment management capacity since July 2001 and began managing the Portfolio in September 2003. Prior to July 2001, Mr. Vizachero was an analyst at Fidelity Investments.

Mr. Gilligan is the lead manager of the Portfolio. Each member is responsible for specific sectors, except Mr. Marcheli who aids in providing research in all sectors as needed and also manages the cash position in the Portfolio. Mr. Gilligan is responsible for the execution of the overall strategy of the Portfolio.

Please retain this supplement for future reference.

LIT SPT UMCCX 01/06